        Founders of

   "America's First
        Money Fund"
810 Seventh Avenue, New York, NY 10019-5868

GENERAL INFORMATION AND 24-HOUR YIELD AND BALANCE INFORMATION
800-637-1700

This literature is not authorized for distribution to prospective investors unless preceded or accompanied by an appropriate current prospectus.

Distributor -- Resrv Partners, Inc.

                       Founders of
                     "America's First
                          Money Fund"

       -------------------------------------------------------------------------
         ----------

                                      SEMI-ANNUAL REPORT

       -------------------------------------------------------------------------
         ----------

                  PRIMARY INSTITUTIONAL FUND

                  U.S. GOVERNMENT INSTITUTIONAL FUND

                                   FOR THE SIX MONTHS ENDED
                                      NOVEMBER 30, 1997
                                         (UNAUDITED)

            RESERVE INSTITUTIONAL TRUST--PRIMARY INSTITUTIONAL FUND

            STATEMENT OF NET ASSETS--NOVEMBER 30, 1997--(UNAUDITED)

                                                                                              %      DAYS TO        VALUE
                                                                                             RATE    MATURITY      (NOTE 1)
                                                                                             ----    --------    ------------

NEGOTIABLE BANK CERTIFICATES OF DEPOSIT -- 11.64%
  Bayerische Hypotheken-und Wechsel Bank AG(b)............................................   5.77     85         $  8,008,975
  Societe Generale(b).....................................................................   5.56      4            7,037,839
  Union Bank of California, N.A...........................................................   5.80     87            9,007,250
                                                                                                                 ------------
  Total Negotiable Certificates of Deposit................................................                         24,054,064
                                                                                                                 ------------
REPURCHASE AGREEMENTS -- 88.09%
  GNMA 6.50%-9.50% due from 1/15/02 to 4/15/27 (Repo with CS First Boston Corporation
    dated October 30, 1997, resale amount 44,217,458).....................................   5.56      3           44,217,458
  FNMS 6.50%-7.00% due from 10/21/01 to 2/1/26 (Repo with DLJ Securities Corporation dated
    November 20, 1997, resale amount $25,042,931).........................................   5.62      3           25,042,931
  FGRA due from 2/15/21 to 10/15/27 and STRIPS due from 9/1/07 to 9/1/22 (Repo with
    Merrill Lynch GSI dated October 29, 1997, resale amount $42,715,440)..................   5.53      3           42,715,440
  FGRA 6.225% due 10/15/08, FNAR 7.034% due 11/1/32 and U.S. Treasury Note 6.00% due
    6/30/99 (Repo with Prudential Securities, Inc. dated November 28, 1997, resale amount
    $44,021,083)..........................................................................   5.75      3           44,021,083
  FNAR 6.137% due 9/1/34 (Repo with Smith Barney, Inc. dated November 28, 1997, resale
    amount $26,012,458)...................................................................                         26,012,458
                                                                                                                 ------------
  Total Repurchase Agreements.............................................................                        182,009,370
                                                                                                                 ------------
  Primary Institutional Fund Investments -- (99.73%) (Cost $205,500,000)..................                        206,063,434
  Other assets, less liabilities -- (.27%)................................................                            559,861
                                                                                                                 ------------
NET ASSETS (100% ) equivalent to $1.00 net asset value, offering and redemption prices per
  share based on 206,623,295 shares of beneficial interest $.001 par value outstanding....                       $206,623,295
                                                                                                                  ===========

       RESERVE INSTITUTIONAL TRUST -- U.S. GOVERNMENT INSTITUTIONAL FUND

            STATEMENT OF NET ASSETS--NOVEMBER 30, 1997--(UNAUDITED)

REPURCHASE AGREEMENTS -- 94.87%
  U.S. Treasury Bond 12.00% due 8/15/13 (Repo with Smith Barney, Inc. dated November 28,
    1997, resale amount $2,000,950).......................................................   5.70      3         $  2,000,950
  Other assets, less liabilities (5.13%)..................................................                            108,173
                                                                                                                 ------------
NET ASSETS (100% ) equivalent to $1.00 net asset value, offering and redemption prices per
  share based on 2,109,123 shares of beneficial interest $.001 par value outstanding......                       $  2,109,123
                                                                                                                  ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

                          RESERVE INSTITUTIONAL TRUST

                PRIMARY AND U.S. GOVERNMENT INSTITUTIONAL FUNDS

               STATEMENT OF ASSETS AND LIABILITIES -- (UNAUDITED)

                                                                                             SIX MONTHS ENDED
                                                                                             NOVEMBER 30, 1997
                                                                                             -----------------
                                                                                              U.S. GOVERNMENT
                                                                                               INSTITUTIONAL
                                                                                                   FUND
                                                                                             -----------------
ASSETS:
  Investments, at value (identified cost -- $2,000,000)...................................      $ 2,000,950
  Cash....................................................................................          108,251
                                                                                                 ----------
    Total Assets..........................................................................        2,109,201
                                                                                                 ----------
LIABILITIES:
  Accrued expenses........................................................................               78
                                                                                                 ----------
    Total Liabilities.....................................................................               78
                                                                                                 ----------
NET ASSETS................................................................................      $ 2,109,123
                                                                                                 ==========
NET ASSETS CONSIST OF:
  Shares of beneficial interest, $.001 par value, unlimited number of shares authorized...      $     2,109
  Paid-in capital in excess of par........................................................        2,107,014
                                                                                                 ----------
NET ASSETS -- Equivalent to $1.00 per share based on 2,109,123 shares of beneficial
  interest outstanding....................................................................      $ 2,109,123
                                                                                                 ==========

     RESERVE INSTITUTIONAL TRUST -- STATEMENTS OF OPERATIONS -- (UNAUDITED)

                                                                                            SIX MONTHS ENDED
                                                                                           NOVEMBER 30, 1997
                                                                                    --------------------------------
                                                                                       PRIMARY       U.S. GOVERNMENT
                                                                                    INSTITUTIONAL     INSTITUTIONAL
                                                                                    -------------    ---------------
INTEREST INCOME (Note 1).........................................................    $  1,273,319        $23,630
                                                                                       ----------        -------
EXPENSES (Note 2)
  Comprehensive fee..............................................................         131,470          1,958
  Distribution Assistance (Note 3)
  Class A........................................................................               0              0
  Class B........................................................................               0              0
  Class C........................................................................          23,228              0
                                                                                       ----------        -------
    Total Expenses...............................................................         154,698          1,958
  Less: voluntary waiver.........................................................         (27,465)       --
                                                                                       ----------        -------
  Net Expenses...................................................................         127,233          1,958
                                                                                       ----------        -------
NET INVESTMENT INCOME............................................................    $  1,146,086        $21,672
                                                                                       ==========        =======

                       SEE NOTES TO FINANCIAL STATEMENTS.

 RESERVE INSTITUTIONAL TRUST--STATEMENTS OF CHANGES IN NET ASSETS--(UNAUDITED)

                                                                                                     U.S. GOVERNMENT
                                                                                                      INSTITUTIONAL
                                                                                                    -----------------
                                                                                                      SEPTEMBER 15,
                                                                                                          1997
                                                                     PRIMARY INSTITUTIONAL          (COMMENCEMENT OF
                                                               ---------------------------------       OPERATIONS)
                                                               SIX MONTHS ENDED      YEAR ENDED          THROUGH
                                                               NOVEMBER 30, 1997    MAY 31, 1997    NOVEMBER 30, 1997
                                                               -----------------    ------------    -----------------
INCREASE (DECREASE) IN NET ASSETS FROM INVESTMENT
  OPERATIONS:
    Net investment income paid to shareholder as dividends
      (Note 1)..............................................     $  (1,146,086)      $  (35,795)       $   (21,672)
                                                                  ------------       ----------         ----------
  FROM CAPITAL SHARE TRANSACTIONS (at net asset value of $1
    per share):
    Net proceeds from the sale of shares....................       341,487,824        2,876,422          3,885,379
    Net asset value of shares issued on reinvestment of
      dividends.............................................         1,146,086           35,795             21,672
                                                                  ------------       ----------         ----------

      Subtotal..............................................       342,633,910        2,912,217          3,907,051

      Cost of shares redeemed...............................      (138,018,252)        (904,580)        (1,797,928)
                                                                  ------------       ----------         ----------
    Net increase from capital share transactions............       204,615,658        2,007,637          2,109,123
NET ASSETS:
    Beginning of period.....................................         2,007,637                0                  0
                                                                  ------------       ----------         ----------
    End of period...........................................     $ 206,623,295       $2,007,637        $ 2,109,123
                                                                  ============       ==========         ==========

                       SEE NOTES TO FINANCIAL STATEMENTS.

                          RESERVE INSTITUTIONAL TRUST
                PRIMARY AND U.S. GOVERNMENT INSTITUTIONAL FUNDS
                  NOTES TO FINANCIAL STATEMENTS -- (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES:
  ------------------------------

   The Primary and the U.S. Government Institutional Fund, a series of Reserve Institutional Trust, (the "Fund") is registered under the Investment Company Act of 1940 as a non-diversified, open-end investment company. The policies summarized below are consistently followed in the preparation of its financial statements in conformity with generally accepted accounting principles.

   A. The Fund's authorized shares of beneficial interest are unlimited and divided into four series with four classes of shares, Primary Institutional, U.S. Government Institutional, U.S. Treasury Institutional and Interstate Tax-Exempt Institutional Funds. These financial statements and notes apply only to Primary Institutional Fund -- Classes A, B and C and U.S. Government Institutional Fund -- Class B.

   B. Securities are stated at value which represents amortized cost plus interest accrued to date. Under Securities and Exchange Commission Rule 2a-7, the Fund uses amortized cost to value the portfolio, by which investments are valued at cost and the difference between the cost of each instrument and its value at maturity is accrued into income on a straight line basis over the days to maturity irrespective of intervening changes in interest rates or market value of investments. The maturity of floating or variable rate instruments in which the Fund may invest will be deemed to be, for floating rate instruments (1) following, and for variable rate instruments the longer of (1) or (2) following: (1) the notice period required before the Fund is entitled to receive payment of the principal amount of the instrument; (2) the period remaining until the instrument's next rate adjustment, for purposes of Rule 2a-7 and for computing the portfolio's average weighted life to maturity.

   C. It is the Fund's policy to comply with Subchapter M of the Internal Revenue Code and to distribute all of its taxable income to its shareholders. Accordingly, no Federal income tax provision is required.

   D. Investments are recorded as of the date of their purchase and sale. Interest income is determined on the basis of interest accrued, premium amortized and discount accreted.

   E. Net investment income on investments is distributed to shareholders daily and automatically reinvested in additional Fund shares.

2. MANAGEMENT FEE, SHAREHOLDER SERVICING COST AND TRANSACTIONS WITH AFFILIATES:
  ---------------------------------------------------------------------------

   Under the Management Agreement, Reserve Management Company, Inc. ("RMCI"), manages the Fund's investments, effects purchases and sales thereof. RMCI receives a comprehensive fee from the Funds at an annual rate of .25% Class A, .45% Class B (as amended February 3, 1997) and .75% Class C of the average daily net assets of each of the Funds. At November 30, 1997, RMCI waived a portion of its comprehensive fee. For the six months ended November 30, 1997, the Primary and U.S. Government Institutional Funds had accrued expenses due to RMCI of $9,334 and $78, respectively.

3. DISTRIBUTION ASSISTANCE:
  -----------------------

   Pursuant to a Plan of Distribution under Rule 12b-1, subject to the Fund's expense limitations, Class C shares will make payments of up to .20% per annum of the average net asset value of shareholder accounts as to which the payee has rendered assistance in distributing shares of the portfolio.

4. MANAGEMENT'S USE OF ESTIMATES:
  --------------------------------

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the dates of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

                          RESERVE INSTITUTIONAL TRUST
                PRIMARY AND U.S. GOVERNMENT INSTITUTIONAL FUNDS
           NOTES TO FINANCIAL STATEMENTS -- (UNAUDITED)--(CONTINUED)

5. CAPITAL SHARE TRANSACTIONS:
  ---------------------------

   Transactions in capital stock of each Fund for the period ended November 30, 1997, were as follows:

                    PRIMARY INSTITUTIONAL FUND                         CLASS A        CLASS B         CLASS C
------------------------------------------------------------------   -----------    -----------    -------------
Sold..............................................................    18,017,867     28,156,858      295,313,099
Reinvest..........................................................        67,542        162,848          915,696
Redeemed..........................................................      (527,449)    (2,225,681)    (135,265,122)
                                                                     -----------    -----------     ------------
Net Increase......................................................   $17,557,960    $26,094,025    $ 160,963,673
                                                                     ===========    ===========     ============

U.S. GOVERNMENT INSTITUTIONAL FUND                                                      CLASS B
------------------------------------------------------------------                  -----------
Sold..............................................................                    3,885,379
Reinvest..........................................................                       21,672
Redeemed..........................................................                   (1,797,928)
                                                                                    -----------
Net Increase......................................................                  $ 2,109,123
                                                                                    ===========

6. SUPPLEMENTARY INFORMATION (UNAUDITED) (FOR ONE SHARE OUTSTANDING DURING EACH PERIOD):
  ------------------------------------------------------------------------------

                                          CLASS A                                                     CLASS C
                                      ----------------                 CLASS B                    ----------------
                                      OCTOBER 23, 1997   ------------------------------------     OCTOBER 15, 1997
                                      (COMMENCEMENT OF                       JANUARY 21, 1997     (COMMENCEMENT OF
                                       OPERATIONS) TO                        (COMMENCEMENT OF      OPERATIONS) TO
                                        NOVEMBER 30,     SIX MONTHS ENDED     OPERATIONS) TO        NOVEMBER 30,
                                            1997         NOVEMBER 30, 1997     MAY 31, 1997             1997
                                      ----------------   -----------------   ----------------     ----------------
PRIMARY INSTITUTIONAL FUND
---------------------
Net asset value, beginning of
  period...........................       $ 1.0000           $  1.0000           $ 1.0000             $ 1.0000
                                      ----------------   -----------------   ----------------     ----------------
Income from investment
  operations.......................          .0060               .0283              .0196                .0072
Expenses...........................          .0003               .0023              .0017                .0007
                                      ----------------   -----------------   ----------------     ----------------
Net investment income(1)...........          .0057               .0260              .0179                .0065
Dividends from net investment
  income(1)........................         (.0057)             (.0260)            (.0179)              (.0065)
                                      ----------------   -----------------   ----------------     ----------------
Net asset value, end of period.....       $ 1.0000           $  1.0000           $ 1.0000             $ 1.0000
                                      =================  ================    =================    =================
Total Return.......................           5.37%(2)            5.22%(2)           4.95%(2)             5.01%(2)

RATIOS/SUPPLEMENTAL DATA
---------------------
Net assets in thousands, end of
  period...........................         11,152              28,102              2,008              160,964
Ratio of expenses to average net
  assets...........................            .25%(2)             .45%(2)            .48%(2)(3)           .60%(2)(3)
Ratio of net investment income to
  average net assets...............           5.36%(2)            5.15%(2)           5.18%(2)             4.98%(2)

                          RESERVE INSTITUTIONAL TRUST
                PRIMARY AND U.S. GOVERNMENT INSTITUTIONAL FUNDS
           NOTES TO FINANCIAL STATEMENTS -- (UNAUDITED)--(CONTINUED)

SUPPLEMENTARY INFORMATION (UNAUDITED) (FOR ONE SHARE OUTSTANDING DURING EACH PERIOD):
--------------------------------------------------------------------------------

                                                                                                 CLASS B
                                                                                            -----------------
                                                                                              SEPTEMBER 15,
                                                                                                  1997
                                                                                            (COMMENCEMENT OF
                                                                                             OPERATIONS) TO
                                                                                            NOVEMBER 30, 1997
                                                                                            -----------------
U.S. GOVERNMENT INSTITUTIONAL FUND
----------------------------
Net asset value, beginning of period.....................................................        $1.0000
                                                                                                --------
Income from investment operations........................................................          .0115
Expenses.................................................................................          .0009
                                                                                                --------
Net investment income(1).................................................................          .0106
Dividends from net investment income(1)..................................................         (.0106)
                                                                                                --------
Net asset value, end of period...........................................................        $1.0000
                                                                                            =================
Total Return.............................................................................           5.01%(2)

RATIOS/SUPPLEMENTAL DATA
---------------------
Net assets in thousands, end of period...................................................          2,109
Ratio of expenses to average net assets..................................................            .45%(2)
Ratio of net investment income to average net assets.....................................           4.98%(2)

---------------
(1) Based on compounding of daily dividends. Not indicative of future results.
(2) Annualized.
(3) During the period the manager waived a portion of its comprehensive fee of the Primary Institutional Fund. If there were no reduction the actual fee would have been .02% higher for Class B and .15% higher for Class C.

                            ------------------------

                            FEDERAL TAX INFORMATION

   The dividends distributed by the Primary and U.S. Government Institutional Funds are treated for Federal tax purposes as ordinary income.

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